Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2022 USD ($)
Virgin Group Acquisition Corp. II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Backstop derivative liability	$ 30,234,314